Cover	Nov. 05, 2026
Cover [Abstract]
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	FTAI INFRASTRUCTURE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41370
Entity Tax Identification Number	87-4407005
Local Phone Number	798-6100
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2026
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001899883